Summary of Operating Segments by Geographic Locations (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [Line Items]
Revenue	$ 986,847	$ 935,753
Total assets	2,661,752	2,898,878
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	398,024	444,052
Total assets	1,247,173	1,339,945
Canada [Member]
Disclosure of geographical areas [Line Items]
Revenue	443,772	305,613
Total assets	959,163	1,053,921
International [Member]
Disclosure of geographical areas [Line Items]
Revenue	145,051	186,088
Total assets	$ 455,416	$ 505,012